Financial Instruments (Schedule of Anticipated Repayment Dates of the Financial Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Book value: Non-derivative financial liabilities
Trade payables		$ 92,542	$ 36,007
Other current liabilities		24,302	9,099
Lease liabilities including interest payable	[1]	18,605	6,070
Debentures (including interest payable)	[1]	304,701	81,847
Loans from banks and others including interest	[1]	615,843	540,721
Financial liabilities - hedging instruments
Interest SWAP contracts		11,014	4,225
Forward exchange rate contracts		34,273
Other forward exchange rate contracts		766
Financial liabilities		1,102,046	677,969
Projected cash fows: Non-derivative financial liabilities
Trade payables		92,542	36,007
Other current liabilities		24,302	9,099
Lease liabilities including interest payable	[1]	22,075	9,547
Debentures (including interest payable)	[1]	349,869	105,203
Loans from banks and others including interest	[1]	799,275	722,727
Financial liabilities - hedging instruments
Interest SWAP contracts		41,092	42,208
Forward exchange rate contracts		33,409
Other forward exchange rate contracts		748
Financial liabilities		1,363,312	924,791
Up to 1 year [member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		92,542	36,007
Other current liabilities		24,302	9,099
Lease liabilities including interest payable	[1]	14,378	1,147
Debentures (including interest payable)	[1]	13,999	12,576
Loans from banks and others including interest	[1]	65,337	61,826
Financial liabilities - hedging instruments
Interest SWAP contracts		6,083	5,913
Forward exchange rate contracts		31,637
Other forward exchange rate contracts		748
Financial liabilities		249,026	126,568
1-2 years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables
Other current liabilities
Lease liabilities including interest payable	[1]	667	1,258
Debentures (including interest payable)	[1]	13,914	13,246
Loans from banks and others including interest	[1]	63,087	60,516
Financial liabilities - hedging instruments
Interest SWAP contracts		5,596	5,512
Forward exchange rate contracts		1,772
Other forward exchange rate contracts
Financial liabilities		85,036	80,532
2-5 years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables
Other current liabilities
Lease liabilities including interest payable	[1]	1,840	1,807
Debentures (including interest payable)	[1]	90,142	26,680
Loans from banks and others including interest	[1]	260,065	181,718
Financial liabilities - hedging instruments
Interest SWAP contracts		13,923	13,838
Forward exchange rate contracts
Other forward exchange rate contracts
Financial liabilities		365,970	224,043
More than five years [member]
Projected cash fows: Non-derivative financial liabilities
Trade payables
Other current liabilities
Lease liabilities including interest payable	[1]	5,190	5,335
Debentures (including interest payable)	[1]	231,814	52,701
Loans from banks and others including interest	[1]	410,786	418,667
Financial liabilities - hedging instruments
Interest SWAP contracts		15,490	16,944
Forward exchange rate contracts
Other forward exchange rate contracts
Financial liabilities		$ 663,280	$ 493,647

[1]	Includes current portion of long-term liabilities.